CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Jun. 30, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 16 – CONCENTRATIONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

As of June 30, 2022, and 2021, $423,172 and $1,118,118 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. In addition, the Company’s short-term investments deposited with PRC banks are also not insured.

As of June 30, 2022, two customers aggregately accounted for 57.4% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 37.7%, and one third party customer accounted for 19.7% of the Company’s total accounts receivable, respectively. As of June 30, 2021, three customers aggregately accounted for 45.2% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 17.7%, and two third party customers accounted for 14.5% and 13.0% of the Company’s total accounts receivable, respectively.

As of June 30, 2022 and 2021, one related party supplier, Linsun, accounted for 27.6% and 29.2% of the Company’s total account payable, respectively.

For the years ended June 30, 2022, 2021 and 2020, sales to the customers outside of China accounted for 53.7%, 43.7% and 49.0% of the Company’s total revenue, respectively. For the year ended June 30, 2022, four customers accounted for 23.4%, 6.7%, 6.7% and 5.7% of the Company’s total revenue, respectively. For the year ended June 30, 2021, three customers accounted for 32.0%, 9.1% and 6.9% of the Company’s total revenue, respectively. For the year ended June 30, 2020, three customers accounted for 27.6%, 6.5% and 4.4% of the Company’s total revenue, respectively.

For the year ended June 30, 2022, one related party Linsun accounted for 30.9% of the Company’s total raw materials purchases. For the year ended June 30, 2021, one related party Linsun accounted for 26.9% of the Company’s total raw materials purchases. For the year ended June 30, 2020, two suppliers accounted for 35.1% of the Company’s total raw materials purchases, with related party supplier Linsun and a third-party supplier accounting for 23.3% and 11.8% of the Company’s total raw material purchases, respectively.